Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Assets And Receivables [abstract]
Accrued interest	€ 700	€ 812
Accrued income	700	812
Current	€ 700	€ 812